Earnings Per Share (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

13. EARNINGS PER SHARE
We use the two-class method of computing earnings per share (“EPS”), which is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared (whether paid or unpaid). Under the two-class method, basic EPS is computed by dividing Net Loss Attributable to Stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the potential dilution that could occur from share equivalent activity.
OP units held by limited partners other than us are considered to be participating securities because they contain non-forfeitable rights to dividends or dividend equivalents, and have the potential to be exchanged for an equal number of shares of our common stock in accordance with the terms of the Fourth Amended and Restated Agreement of Limited Partnership of the Operating Partnership. Phantom stock units are not considered to be participating securities, as they are not convertible into common stock.
The impact of OP units on basic and diluted EPS has been calculated using the two-class method whereby earnings are allocated to the OP units based on dividends declared and the OP units’ participation rights in undistributed earnings. The effects of the two-class method on basic and diluted EPS were immaterial to the consolidated financial statements as of June 30, 2019 and 2018.
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Numerator:
Net loss attributable to stockholders - basic	$(36,570)	$(11,351)	$(41,765)	$(12,951)
Net loss attributable to convertible OP units(1)	(5,643)	(2,756)	(6,426)	(3,090)
Net loss - diluted	$(42,213)	$(14,107)	$(48,191)	$(16,041)
Denominator:
Weighted-average shares - basic	283,010	184,450	282,148	185,171
OP units(1)	43,288	44,453	43,640	44,453
Adjusted weighted-average shares - diluted	326,298	228,903	325,788	229,624
Earnings per common share:
Basic and diluted	$(0.13)	$(0.06)	$(0.15)	$(0.07)
(1) OP units include units that are convertible into common stock or cash, at the Operating Partnership’s option. The Operating Partnership loss attributable to these OP units, which is included as a component of Net Loss Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all years presented.
Approximately 2.5 million and 1.0 million unvested restricted stock awards were outstanding as of June 30, 2019 and 2018, respectively. These securities were anti-dilutive, and, as a result, their impact was excluded from the weighted-average common shares used to calculate diluted EPS.

15. EARNINGS PER SHARE
We use the two-class method of computing earnings per share (“EPS”), which is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared (whether paid or unpaid). Under the two-class method, basic EPS is computed by dividing Net Income (Loss) Attributable to Stockholders by the weighted-average number of common stock outstanding for the period. Diluted EPS reflects the potential dilution that could occur from share equivalent activity.
OP units held by limited partners other than us are considered to be participating securities because they contain non-forfeitable rights to dividends or dividend equivalents, and have the potential to be exchanged for an equal number of shares of our common stock in accordance with the terms of the Fourth Amended and Restated Agreement of Limited Partnership of Phillips Edison Grocery Center Operating Partnership I, L.P. Phantom stock units are not considered to be participating securities, as they are not convertible into common stock.
The impact of these OP units on basic and diluted EPS has been calculated using the two-class method whereby earnings are allocated to the OP units based on dividends declared and the OP units’ participation rights in undistributed earnings. The effects of the two-class method on basic and diluted EPS were immaterial to the consolidated financial statements as of December 31, 2018, 2017, and 2016.
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the years ended December 31, 2018, 2017, and 2016 (in thousands, except per share amounts):

	2018	2017	2016
Numerator:
Net income (loss) attributable to stockholders - basic	$39,138	$(38,391)	$8,932
Net income (loss) attributable to convertible OP units(1)	8,136	(3,470)	111
Net income (loss) - diluted	$47,274	$(41,861)	$9,043
Denominator:
Weighted-average shares - basic	196,602	183,784	183,876
Conversion of OP units(1)	44,453	12,713	2,785
Effect of dilutive restricted stock awards(2)	312	—	4
Adjusted weighted-average shares - diluted	241,367	196,497	186,665
Earnings per common share:
Basic and diluted	$0.20	$(0.21)	$0.05

(1)
OP units include units previously issued for asset management services provided under our former advisory agreement (see Note 16), as well as units issued as part of the PELP transaction (see Note 4), all of which are convertible into common shares. The Operating Partnership income (loss) attributable to these OP units, which is included as a component of Net Income (Loss) Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator because these OP units were included in the denominator for all years presented.

(2)	Includes the dilutive impact of unvested restricted share awards using the treasury stock method.
As of December 31, 2017, approximately 18,000 restricted stock awards were outstanding. These securities were anti-dilutive and, as a result, were excluded from the weighted-average common shares used to calculate diluted EPS.